Convertible notes (Details 2) - Convertible Notes ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)
Debt Instrument
Cumulative interest payable	$ 21,501	¥ 136,654	¥ 107,848
Carrying amount	$ 137,388	¥ 873,181	815,851
Guaranteed internal rate of return	12.00%
Interest rate	7.00%	7.00%
Debt issuance costs, amortization period	5 years
KKR Notes
Debt Instrument
Principal amount of Notes			400,175
Principal amount of Notes	$ 65,502	¥ 416,298
GM Notes
Debt Instrument
Principal amount of Notes	$ 50,385	¥ 320,229	¥ 307,828